Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (67,114)	$ (101,495)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	22,025	24,966
Amortization of finance lease right-of-use assets	1,562	743
Amortization of contract costs	1,543	1,136
Non-cash interest income	(634)	(2,712)
Non-cash interest expense	3,306	1,477
Non-cash rent expense	21,410	21,199
(Gain) loss on aircraft sales and aircraft held for sale	(2,688)	2,795
Loss (gain) on lease termination	2,468	(133)
Provision for credit losses	305	2,190
Provision for inventory reserve	13	0
Realized loss on investment securities	284	59
Change in fair value of warrant liability	1,430	1,467
Loss on extinguishment of debt	1,395	0
Stock-based compensation	4,480	753
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables	905	(2,680)
Parts and supplies inventory	577	(516)
Prepaid expenses and other current assets	(2,159)	(123)
Operating lease liabilities	(21,119)	(21,166)
Other assets	(2,309)	(335)
Accounts payable	12,745	4,693
Other current liabilities	6,026	(756)
Deferred revenue	9,455	45,788
Other non-current liabilities	16,801	13,630
Net cash flows from operating activities	6,688	(10,929)
Cash flows from investing activities:
Capitalized development costs	(22)	(492)
Purchases of property and equipment	(30,941)	(56,666)
Proceeds from sales of property and equipment	102,801	50,776
Finance lease direct initial costs	(1,546)	(385)
Purchases of engine overhauls	(25,945)	(24,508)
Purchases of investments	(15,457)	(61,878)
Proceeds from sale of investments	80,025	70,083
Proceeds from notes receivable	0	15,201
Net cash flows from investing activities	108,915	(7,869)
Cash flows from financing activities:
Proceeds from issuance of debt	27,284	71,413
Repayment of debt	(138,601)	(57,743)
Payment of debt issuance costs	(1,984)	(849)
Proceeds from failed sale-leaseback of aircraft	34,000	0
Payment of dividends, preferred stock	(1,000)	0
Repayment of finance lease	(21,187)	(9,048)
Cash contributions - non-controlling interests	6,634	6,485
Cash distributions - non-controlling interests	(28,903)	(19,771)
Proceeds from common stock issuance, net of issuance costs	5,800	0
Proceeds from preferred stock issuance, net of issuance costs	0	48,379
Net cash flows from financing activities	(117,957)	38,866
Net increase (decrease) in cash and cash equivalents	(2,354)	20,068
Cash and cash equivalents at beginning of period	31,694	11,626
Cash and cash equivalents at end of period	29,340	31,694
Supplemental disclosure of cash flow information:
Cash paid for interest	16,800	19,706
Finance lease interest	1,289	0
Non-cash investing and financing activities:
Non-cash directors and officers insurance	0	2,032
Exchange of public warrants for flyExclusive Class A common stock	0	371
Change in redemption value of redeemable noncontrolling interest	104,426	268,423
Conversion of Series B Temporary Equity to Class A common stock	24,300	0
Issuances of Class A common stock	2,700	0
Issuance of Class A common stock upon cashless exercise of warrants	9,479	4,337
Excise tax payable	189	156
Transfers from prepaid engine overhaul to property and equipment	0	10,764
Change in purchases of property and equipment in accounts payable	0	14,570
Transfer of fixed assets and prepaid engine overhauls to held for sale	1,238	42,960
Transfers of aircraft from held for sale, non-current portion to held for sale, current portion	4,085	0
Unrealized change in fair value of available-for-sale securities	56	13
ROU assets obtained in exchange for operating lease liabilities	12,884	14,866
ROU assets obtained in exchange for finance lease liabilities	25,197	16,039
Transfers from finance lease ROU assets to property and equipment	27,349	0
Consideration payable to customer	2,166	0
Non-cash exchanges for non-controlling ownership interest	1,063	0
Acquisition of non-controlling interests	0	20,734
Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with temporary equity	0	3,746
Dividends payable and amortization of discount on Temporary Equity	4,166	3,259
Series B Preferred stock
Non-cash investing and financing activities:
Dividends payable and amortization of discount on Temporary Equity	6,264	1,233
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability	433	(173)
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability	252	3,607
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability	745	(1,967)
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(1,211)	(1,175)
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	1,320	(734)
Notes receivable - related parties	$ (4,128)	$ 0